UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02033

Hallmark Investment Series Trust
(Exact name of registrant as specified in charter)

Hallmark Investment Series Trust 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Amy W. Bizar Reserve Funds 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	June 30th

Date of reporting period:	Quarter ended September 30th

Item 1.                       Schedule of Investments

HALLMARK INVESTMENT SERIES TRUST - HALLMARK FIRST MUTUAL FUND

SCHEDULE OF INVESTMENTS – September 30, 2005

Shares			Value

	COMMON STOCKS – 88.3%

	CONSUMER DISCRETIONARY – 12.9%
23,300	McGraw Hill Companies, Inc.		$1,119,332
125,000	Sirius Satellite Radio, Inc. *		817,500
25,500	XM Satellite Radio, Inc.*		915,705
			2,852,537

	CONSUMER STAPLES – 2.0%
7,500	Procter & Gamble Co.		445,950

	ENERGY – 13.2%
12,400	Apache Corp.		$932,728
26,000	BJ Services Co.		935,740
15,550	Devon Energy Corp.		1,067,352
			2,935,820

	FINANCIAL – 11.6%
30,000	Allied Capital Corp.		$858,900
18,000	American Capital Strategies, Ltd.		659,880
18,550	Wells Fargo & Co.		1,086,474
			2,605,254

	HEALTHCARE – 16.1%
11,075	Amgen, Inc.*		$882,345
16,825	Johnson & Johnson, Inc.		1,064,686
11,900	Techne Corp.*		678,062
13,675	Zimmer Holdings, Inc.*		942,071
			3,567,164

	INDUSTRIALS – 9.6%
12,900	General Electric Co.		$434,343
21,100	Headwaters, Inc.*		789,140
10	Tyco International Ltd.		279
17,575	United Technologies Corp.		911,088
			2,134,850

	INFORMATION TECHNOLOGY – 22.7%
15,000	Electronics Arts, Inc.*		$853,350
11,975	International Business Machines Corp.		960,635
17,325	Linear Technology Corp.		651,247
300,000	Lucent Technologies, Inc.*		975,000
16,200	QUALCOMM, Inc.		724,950
40,925	VeriSign, Inc.*		874,567
			5,039,749

	Total Investments
	(Cost $16,172,886)	88.3%	19,581,324
	Other Assets, Less Liabilities	11.7	2,591,463
	Net Assets	100.0%	$22,172,787

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

1

HALLMARK INVESTMENT SERIES TRUST - HALLMARK TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS – SEPTEMBER 30, 2005

Principal
Amount		Value

	FIXED INCOME SECURITIES – 96.3%

	U.S. GOVERNMENT TREASURY OBLIGATIONS – 6.9%
	U.S. Treasury Notes – 6.9%
500,000	5.500%, 02/15/08	$515,313
500,000	4.250%, 08/15/13	498,438
500,000	4.250%, 11/15/14	496,583
	Total U.S. Government Treasury Obligations (Cost $1,471,065)	1,510,334

	U.S. GOVERNMENT AGENCY OBLIGATIONS – 5.6%
750,000	Federal Home Loan Bank, 4.350%, 11/19/08	743,792
500,000	Federal Home Loan Mortgage Corporation, 3.250%, 02/25/08	486,682
	Total U.S. Government Agency Obligations (Cost $1,249,990)	1,230,474

	CORPORATE BONDS – 7.1%
250,000	Caterpillar Financial Services Corp., 4.30%, 06/01/10	246,519
250,000	Citigroup Global Markets., 7.125%, 10/01/06	256,508
250,000	Pacific Bell, 6.625%, 11/01/09	266,598
250,000	Pitney Bowes, Inc., 4.625%, 10/01/12	247,205
500,000	Time Warner Cos., Inc., 8.180%, 08/15/07	530,067
	Total Corporate Bonds (Cost $1,541,045)	1,546,896

	MORTGAGE-BACKED SECURITIES – 76.7%
746,465	Bear Stearns & Co. Alt-A Trust, 5.161%, 01/25/34*	708,483
621,380	Chase Funding Mortgage Loan Asset-Backed, 8.449%, 02/25/30	519,354
388,733	Countrywide Home Loans, Inc., 4.500%, 05/25/34	334,759
600,000	Countrywide Home Loans, Inc., 5.250%, 07/25/33	601,102
1,500,000	New Century Home Equity Loan Trust, 4.760%, 11/25/33	1,496,632
495,410	Residential Accredit Loans, Inc., 4.250%, 05/25/33	434,401
1,000,000	Residential Asset Mortgage Products, Inc., 6.550%, 11/25/31	997,413
500,000	Structured Asset Securities Corp., 4.910%, 08/25/34	479,170
262,693	Structured Asset Securities Corp., 5.000%, 10/25/33	237,053
614,721	Wells Fargo Mortgage Backed Securities Trust, 5.250%, 01/25/34	579,521
317,268	Wells Fargo Mortgage Backed Securities Trust, 5.500%, 06/25/33	266,523
	Federal Home Loan Mortgage Agency Obligations
19,110	6.500%, 10/01/11, Gold Pool #E65534	$19,064
32,428	10.50%, 12/01/20, Gold Pool #A01632	33,491
7,594	7.000%, 07/01/26, Gold Pool #D72664	7,290
107,871	6.000%, 07/01/28, Gold Pool #G00943	100,104
	Federal National Mortgage Association
269,223	3.250%, 04/15/32, Series #2647 A	226,633
404,705	3.500%, 03/25/11, Series # 2004-1 HA	338,961
650,000	3.750%, 02/15/30, Series #2591 PN	616,329
61,482	3.870%, 12/15/28, Series #2527 LT	24,809
217,740	4.000%, 01/20/29, Series #2003-11 QJ	161,640
492,154	4.000%, 02/15/18, Series #2645 BC	449,838
1,000,000	4.000%, 03/15/26, Series #2589 GH	987,679
469,087	4.000%, 05/16/32, Series #2003-83 AB	396,701
614,572	4.000%, 11/15/17, Series #2601 GA	564,070
500,000	4.500%, 04/15/20, Series #2676 JU	494,395
763,448	4.500%, 12/15/30, Series #2545 GT	680,105
132,604	5.000%, 02/15/31, Series #2517 BK	97,582

1

Principal
Amount			Value
	FIXED INCOME SECURITIES (Continued)
	MORTGAGE-BACKED SECURITIES (Continued)
35,668	5.000%, 05/25/18, Series #2003-36 NM		8,693
750,000	5.000%, 07/25/20, Series #2003-120 DB		752,561
1,000,000	5.500%, 03/25/26, Series #2002-85 PB		844,186
472,843	6.000%, 05/24/12, Series # 2002-86 KB		473,851
665,378	6.000%, 05/25/31, Series #2002-58 PE		580,150
6,422	11.00%, 11/01/13, Pool #523853		6,139
1,043,463	5.000%, 07/01/35, Pool #830935		1,030,582
65,718	5.500%, 01/01/14, Pool #479939		62,886
355,810	5.500%, 11/01/16, Pool #614506		338,362
87,306	6.000%, 04/01/14, Pool #483994		87,306
38,981	6.000%, 05/01/13, Pool #421151		35,760
37,528	6.500%, 02/01/16, Pool #572134		37,511
30,453	6.500%, 03/01/28, Pool #251568		27,914
86,735	6.500%, 04/01/29, Pool #252342		82,184
92,411	7.000%, 03/01/30, Pool #533853		96,096
7,568	7.000%, 10/01/26, Gold Pool #C80442		7,436
336	7.500%, 04/01/17, Pool #41474		276
3,470	7.500%, 06/01/30, Pool #538687		3,662
3,391	7.500%, 07/01/17, Pool #141248		3,562
66,273	9.500%, 12/15/20, Pool #100285		65,603
	Government National Mortgage Association
72,135	6.500%, 08/15/28, Pool #458485		63,866
47,992	6.500%, 10/15/27, Pool #407955		25,482
224,906	6.500%, 10/15/28, Pool #457825		205,422
64,471	7.000%, 08/15/29, Pool #506810		63,717
	Total Mortgage-Backed Securities (Cost $17,015,301)		16,756,310

	Total Investments (Cost $21,277,401)	96.3%	21,044,013
	Other Assets, Less Liabilities	3.7	804,037
	Net Assets	100.0%	$21,848,050

Value of investments are shown as a percentage of net assets.

* Variable rate security.

2

HALLMARK CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS —	September 30, 2005

	Principal Amount	Value ($)
BOND — 75.52%

AEROSPACE/DEFENSE — 0.51%
ARMOR HOLDING INC 2%	55,000	54,931
2.00%, DUE 11/01/2024
		54,931
AIRLINES — 0.13%
JETBLUE AIRWAYS	15,000	14,081
3.75%, DUE 03/15/2035
		14,081
APPAREL & ACCESSORY STORES — 0.51%
CHARMING SHOPPES	45,000	54,844
4.75%, DUE 06/01/2012
		54,844
BIOPHARMACUETICALS — 0.89%
ALEXION PHARM 1.375% 02/01/12	60,000	62,850
1.375%, DUE 02/01/2012
CV THERAEUTICS	20,000	32,225
2.75%, DUE 05/16/2012
		95,075
CASINO / GAMBLING — 1.83%
CAESARS ENTERTAIN HET	55,000	66,217
3.141%, DUE 04/15/2024
SCIENTIFIC GAMES CB	110,000	128,838
0.75%, DUE 12/01/2024
		195,055
COMPUTER SOFTWARE & SERVICES — 1.46%
DST SYSTEMS, INC. 4.125%, 8/15/23	60,000	75,375
4.125%, DUE 08/15/2023
SYBASE INC 1.75%	60,000	64,725
1.75%, DUE 02/22/2025
SYBASE INC 1.75%	15,000	16,181
1.75%, DUE 02/22/2025
		156,281
COMPUTERS - MEMORY DEVICES — 0.93%
MAXTOR CORP	45,000	40,556
2.375%, DUE 08/15/2012
MICRON TECHNOLOGY	50,000	58,625
2.50%, DUE 02/01/2010
		99,181
CONSUMER DISCRETIONARY — 5.43%
DICK’S SPORTING GOODS, INC.	165,000	112,200
1.606%, DUE 02/18/2024
THE WALT DISNEY COMPANY	115,000	116,869
2.125%, DUE 04/15/2023
HILTON HOTELS CORPORATION	55,000	62,769
3.375%, DUE 04/15/2023
LOWE’S COMPANIES, INC. .861%, 10/19/21	60,000	67,875
0.861%, DUE 10/19/2021
STARWOOD HOTELS & RESORTS WORLDWIDE, IN	90,000	105,863
3.50%, DUE 05/16/2023
TJXCOSINC0%2/13/21	150,000	114,750
0.00%, DUE 02/13/2021
		580,325
DISTRIBUTION — 0.93%
WESCO INTL	95,000	99,038
2.625%, DUE 10/15/2025
		99,038
ELECTRIC SERVICES — 1.33%
DUKE ENERGY CORP. 1.75%, 5/15/23	115,000	141,594
1.75%, DUE 05/15/2023
		141,594
ELECTRIC UTILITY SERVICES — 0.15%
UNISOUCE ENERGY	15,000	15,713
4.50%, DUE 03/01/2035
		15,713
ELECTRICAL EQUIPMENT — 0.99%
LSI LOGIC	100,000	105,500
4.00%, DUE 05/15/2010
		105,500

ELECTRONIC PRODUCTION EQUIP — 0.72%
CADENCE DESIGN 144A (CND.CV144A)	70,000	76,825
0.00%, DUE 08/15/2023
		76,825
ELECTRONICS — 1.01%
L-3 COMMUNICATION CORP	105,000	107,363
3.00%, DUE 08/01/2035
		107,363
ENERGY — 7.56%
CAL DIVE INTL	40,000	50,350
3.25%, DUE 12/15/2025
CENTERPOINT ENERGY, INC.	100,000	132,375
3.75%, DUE 05/15/2023
HALLIBURTON CO 3.125% 23 (REGISTERED) US40	100,000	187,875
3.125%, DUE 07/15/2023
MCMORAN EXPLORATION CO. 144A	35,000	51,538
6.00%, DUE 07/02/2008
PG&E CORP CVT SUB NOTES	25,000	73,781
9.50%, DUE 06/30/2010
PRIDE INTL INC 3.25%	95,000	119,463
3.25%, DUE 05/01/2033
ROPER INDUSTRIES, INC	200,000	109,250
1.481%, DUE 01/15/2034
SCHLUMBERGER LIMITED	70,000	82,513
2.125%, DUE 06/01/2023
		807,144
ENTERTAINMENT — 2.13%
CARNIVAL CORP 1.132%	155,000	115,088
1.132%, DUE 04/29/2033
LIONS GATE 2.9375% 10/15/24	60,000	61,725
2.938%, DUE 10/15/2024
SIX FLAG INC4.5% 05/15/15	40,000	50,450
4.50%, DUE 05/15/2015
		227,263
ENTERTAINMENT PRODUCTION — 0.53%
SIRIUS SATELLITE 3.25%10/15/11	40,000	56,400
3.25%, DUE 10/15/2011
		56,400
ENVIRONMENTAL SERVICES — 0.75%
EVERGREEN SOLAR	60,000	80,325
4.375%, DUE 07/01/2012
		80,325
EQUIPMENT AND SUPPLIES — 0.46%
EASTMAN KODAK	50,000	48,875
3.375%, DUE 10/15/2033
		48,875
FINANCE — 1.05%
CAPITAL SOURCE	120,000	112,650
3.50%, DUE 07/15/2034
		112,650
FOOD CHAINS — 0.40%
WILD OATS MARKET	45,000	42,413
3.25%, DUE 05/15/2034
		42,413
HEALTH CARE — 7.49%
ALLERGAN INC.	140,000	147,700
0.00%, DUE 11/06/2022
CELGENE CORPORATION	20,000	45,725
1.75%, DUE 06/01/2008
COMMUNITY HEALTH SYSTEMS, INC.	100,000	116,250
4.25%, DUE 10/15/2008
FISHER SCIENTIFIC INTERNATIONAL, INC.	110,000	111,650
3.25%, DUE 03/01/2024
GENZYME CORPORATION 144A	105,000	120,356
1.25%, DUE 12/01/2023
HEALTH MGMT ASSOC 0% 01/28/22	120,000	105,900

0.00%, DUE 01/28/2022
ROCHE HOLDINGS INC.	170,000	126,616
0.00%, DUE 07/25/2021
TEVA PHARMACEUTICAL INDUSTRIES LTD.	25,000	25,781
0.25%, DUE 02/01/2024
		799,979
HEALTH CARE SERVICES — 0.91%
WEDMD CORP	100,000	96,875
3.125%, DUE 09/01/2025
		96,875
INDUSTRIAL — 4.46%
AAR CORPORATION 144A	60,000	63,000
2.875%, DUE 02/01/2024
ACTUANT CORP.	55,000	69,713
2.00%, DUE 11/15/2023
GATX CORP 5%	90,000	151,200
5.00%, DUE 08/15/2023
TYCO INTERNATIONAL LTD. 144A	60,000	73,725
2.75%, DUE 01/15/2018
TYCO INTERNATIONAL LTD. 144A	55,000	72,806
3.125%, DUE 01/15/2023
UNITED INDUSTRIAL CORPORATION	40,000	45,550
3.75%, DUE 09/15/2024
		475,994
INTERNET CONTENT — 0.79%
SHANDA INTERACTIVE 0%	95,000	84,669
0.00%, DUE 10/15/2014
		84,669
LIFE INSURANCE — 0.86%
AMERICAN EQUITY	85,000	92,119
5.25%, DUE 12/06/2024
		92,119
MACHINERY — 0.74%
AGCO CORP. 144A	75,000	79,406
1.75%, DUE 12/31/2033
		79,406
MATERIALS — 2.32%
FREEPORT-MCMORAN COPPER & GOLD, INC.	75,000	124,500
7.00%, DUE 02/11/2011
PLACER DOME, INC. 2.75% 10/15/23	110,000	122,925
2.75%, DUE 10/15/2023
		247,425
MEDIA / BROADCASTING — 1.90%
INTERPUBLIC GROUP OF COMPANIES, INC.	65,000	75,806
4.50%, DUE 03/15/2023
LIBERTY MEDIA CORPORATION	115,000	127,650
0.75%, DUE 03/30/2023
		203,456
MEDICAL - PHARMACEUTICALS — 1.80%
CV THERAPEUTICS CVTX 3.25% 08/13	25,000	29,656
3.25%, DUE 08/16/2013
MEDICIS PHARMACUETICAL CORP.	55,000	54,175
1.50%, DUE 06/04/2033
MEDICIS PHARMACE 2.5% 06/04/32	45,000	53,606
2.50%, DUE 06/04/2032
TEVA PHARM FIN .375% 144A 11/15/22	35,000	54,556
0.375%, DUE 11/15/2022
		191,994
MEDICAL SUPPLIES — 0.78%
ADVANCED MED OPT	85,000	82,875
2.50%, DUE 07/15/2024
		82,875
MEDICAL TECHNOLOGIES — 1.10%
CYBERONICS INC	125,000	117,188
3.00%, DUE 09/27/2012
		117,188
OIL & GAS EXPLORATION — 1.09%
DEVON ENERGY CORP	95,000	116,850
4.90%, DUE 08/15/2008
		116,850

RESTAURANTS — 1.04%
TRIARC	90,000	111,150
5.00%, DUE 05/15/2023
		111,150
RETAIL — 0.56%
COLLEGIATE PAC	10,000	10,288
5.75%, DUE 12/01/2009
MENS WAREHOUSE	45,000	50,006
3.125%, DUE 10/15/2023
		60,294
SEMICONDUCTORS — 0.48%
CREDENCE SYSTEMS 1.5% 05/08	55,000	51,769
1.50%, DUE 05/15/2008
		51,769
TECHNOLOGY & COMPUTER — 14.06%
ALLIANT TECHSYSTEMS, INC.	150,000	160,125
2.75%, DUE 02/15/2024
ARTESYN TECHNOLOGIES INC.	70,000	91,963
5.50%, DUE 08/15/2010
ASM INTL NV	50,000	46,438
4.25%, DUE 12/06/2011
ASM HOLDING N.V.	75,000	79,688
5.75%, DUE 10/15/2006
COMVERSE TECHNOLOGY INC ID 205865AM7 0%	75,000	112,219
0.00%, DUE 05/15/2023
DIGITAL RIVER, INC. 144A	115,000	119,313
1.25%, DUE 01/01/2024
FLEXTRONICS INTERNATIONAL LTD.	125,000	126,563
1.00%, DUE 08/01/2010
INFOCROSSING INC IFOX	70,000	68,250
4.00%, DUE 07/15/2024
INTL GAME TECH	120,000	76,200
0.00%, DUE 01/29/2033
LIBERTY MEDIA CORPORATION, 3.50%, 1/15/31	165,000	163,556
3.50%, DUE 01/15/2031
LUCENT TECHNOLOGIES, INC.	60,000	68,550
2.75%, DUE 06/15/2023
MERCURY COMPUTER SYSTEMS, INC. 144A	50,000	52,375
2.00%, DUE 05/01/2024
OPEN SOLUTIONS 144 CV	100,000	52,250
1.467%, DUE 02/02/2035
OPENWAVE SYSTEMS, INC.	135,000	154,406
2.75%, DUE 09/09/2008
POWERWAVE TECHNOLOGIES, INC.	15,000	19,781
1.25%, DUE 07/15/2008
VISHAY INTERTECHNOLOGY, INC.	45,000	43,200
3.625%, DUE 08/01/2023
YAHOO INC CB	40,000	66,750
0.00%, DUE 04/01/2008
		1,501,625
TELECOMMUNICATIONS — 1.10%
NII HOLDINGS, INC. 144A	70,000	117,775
2.875%, DUE 02/01/2034
		117,775
TELEPHONE SERVICES — 0.71%
FIRST PACIFIC FINANCE 0%	70,000	75,719
0.00%, DUE 01/18/2010
		75,719
TRANSPORTATION — 1.50%
CONTINENTAL AIRLINES	40,000	27,450
5.00%, DUE 06/15/2023
YELLOW CORP.	95,000	132,644
5.00%, DUE 08/08/2023
		160,094
WHOLESALE DISTRIBUTORS — 0.71%
BELL MICROPRODUCT	70,000	76,300
3.75%, DUE 03/05/2024
		76,300

WIRELESS COMMUNICATIONS — 1.43%
AMERICAN TOWER CORP	50,000	67,375
3.00%, DUE 08/15/2012
POWERWAVE TECH 1.875%	65,000	85,475
1.875%, DUE 11/15/2024
		152,850
TOTAL BOND
(Cost $7,540,535)		8,067,277

	Number of Shares	Value ($)
STOCK — 22.93%

CHEMICALS — 1.23%
CELANESE CORP PREFFERED STOCK	2,300	60,720

HUNTSMAN CORP CPS	1,580	70,263

		130,983
COMMERCIAL SERVICES — 1.14%
EURONET WORLDWIDE INC	4,100	121,319

		121,319
CONSUMER STAPLES — 0.59%
CONSTELLATION BRANDS, INC.	1,625	63,473

		63,473
ELECTRIC UTILITY SERVICES — 0.44%
PNM RESOURCES, INC. CPS	900	46,872

		46,872
ENERGY — 1.98%
AMERADA HESS CORPORATION	455	53,281

ONEOK, INC.	3,825	158,661

		211,942
ENTERTAINMENT — 0.82%
ROYAL CARIBBEAN CRUISES LTD.	2,036	87,955

		87,955
FEDERAL NATIONAL MORTGAGE ASSOC. — 0.86%
FANNIE MAE CPS	1	91,600

		91,600
FINANCIAL — 3.90%
GENWORTH FINANCIAL, INC.	6,000	215,400

SOVEREIGN BANCORP, INC.	3,050	134,581

TRAVELERS PROPERTY CASUALTY CORPORATION	2,750	66,165

		416,146
GAS TRANSMISSION — 0.73%
SOUTHERN UNION CO	1,490	77,480

		77,480
HEALTH CARE SERVICES — 0.83%
OMNICARE CAP TRUST II SERIES-B 06/15/2033	1,225	88,813

		88,813
INSURANCE — 4.41%
FORTIS INSURANCENV	135	150,863

METLIFE INC COM EQTY UNIT	6,300	176,841
UNUMPROVIDENT CORPORATION	3,600	142,920

		470,624

INSURANCE - LIFE — 1.01%
REINSURANCE GRP	1,850	108,225

		108,225
MEDIA / BROADCASTING — 0.47%
INTERPUBLIC GROUP OF COMPANIES, INC.	1,175	50,466

		50,466
MEDICAL-BIOMEDICAL/GENE — 0.40%
OSCIENT PHARMACEUTICALS CORPORATION	20,000	42,400

		42,400
OIL & GAS EXPLORATION — 1.13%
BILL BARRET CORP.	3,280	120,770

		120,770
OIL AND GAS — 0.56%
CHEVRON CORPORATION	925	59,875

		59,875
OIL COMPANIES — 1.07%
CHESAPEAKE ENERGY	1,025	114,159

		114,159
OIL SERVICES — 0.41%
WHITING PETROLEUM CO.	1,000	43,840

		43,840
TELECOMMUNICATIONS-WIRELESS — 0.96%
SPRINT NEXTEL CORPORATION	4,322	102,777

		102,777
TOTAL STOCK (Cost $2,253,365)		2,449,718
TOTAL INVESTMENTS — 98.45% (Cost $9,793,901)		10,516,995

OTHER ASSETS IN EXCESS OF LIABILITES — 1.55%		165,170
NET ASSETS APPLICABLE TO 7,489,949 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.00%		10,682,165

Item 2.	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hallmark Investment Series Trust

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Bruce R. Bent
Bruce R. Bent
Treasurer and Chief Financial Officer

Date        November 28, 2005

*  Print the name and title of each signing officer under his or her signature.